Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Feb. 28, 2019 CAD ($) Share Year	Aug. 31, 2018 Share	Aug. 31, 2017 Share
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement	262,250	308,550	438,228
Number of share options exercisable in share-based payment arrangement	262,250
Weighted average remaining contractual life of outstanding share options | Year	2.19
Options outstanding 1 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement	202,450
Number of share options exercisable in share-based payment arrangement	202,450
Exercise price of outstanding share options | $	$ 20.00
Weighted average remaining contractual life of outstanding share options | Year	2.55
Options outstanding 2 [Member]
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement	59,800
Number of share options exercisable in share-based payment arrangement	59,800
Exercise price of outstanding share options | $	$ 65.00
Weighted average remaining contractual life of outstanding share options | Year	0.97